BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated May 8, 2025 to the Statement of Additional Information of the Fund (the “SAI”),

dated January 28, 2025, as amended or supplemented to date

Effective immediately, the following change is made to the Fund’s SAI:

The chart listing investments and investment strategies in the section of the Fund’s SAI entitled “I. Investment Objective and Policies” as it relates to the Fund is deleted in its entirety and replaced with the following:

Total Return Fund
Asset-Backed Securities	X
Asset-Based Securities	X
Precious Metal-Related Securities	X
Borrowing and Leverage	X
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations	X
Collateralized Loan Obligations	X
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments	X
Qualifying Hybrid Instruments	X
Hybrid Instruments Without Principal Protection	X
Limitations on Leverage	X
Counterparty Risk	X
Convertible Securities	X
Corporate Loans	X
Direct Lending	X
Credit Linked Securities	X
Cyber Security Issues	X
Debt Securities	X
Floating Rate and Variable Rate Securities	X
Inflation-Indexed Bonds	X
Investment Grade Debt Obligations	X
High Yield Investments (“Junk Bonds”)	X
Mezzanine Investments	X
Pay-in-kind Bonds	X
Supranational Entities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X

Total Return Fund
Hedging	X
Speculation	X
Risk Factors in Derivatives	X
Correlation Risk	X
Counterparty Risk	X
Credit Risk	X
Currency Risk	X
Illiquidity Risk	X
Leverage Risk	X
Market Risk	X
Valuation Risk	X
Volatility Risk	X
Futures	X
Swap Agreements	X
Credit Default Swaps and Similar Instruments	X
Interest Rate Swaps, Floors and Caps	X
Total Return Swaps	X
Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Options on Swaps (“Swaptions”)	X
FLEX Options	X
Foreign Exchange Transactions	X
Spot Transactions and FX Forwards	X
Currency Futures	X
Currency Options	X
Currency Swaps	X
Distressed Securities	X
Environmental, Social and Governance (“ESG”) Integration	X
Equity Securities	X
Real Estate-Related Securities	X
Securities of Smaller or Emerging Growth Companies	X
Tracking Stocks
Exchange-Traded Notes (“ETNs”)	X
Foreign Investments	X

Total Return Fund
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Sovereign Debt	X
Withholding Tax Reclaims Risk	X
U.S. Economic Trading Partners Risk	X
Funding Agreements
Guarantees	X
Illiquid Investments	X
Index Funds
Cash Flows; Expenses
Tracking Error Risk
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Bloomberg Indexes
ICE BofA Indexes
Indexed and Inverse Securities	X
Inflation Risk	X
Initial Public Offering (“IPO”) Risk	X
Investment in Emerging Markets	X
Brady Bonds	X
China Investments Risk	X
Investment in Other Investment Companies	X
Exchange-Traded Funds	X
Issuer Insolvency Risk	X
Lease Obligations	X
Life Settlement Investments
Liquidity Risk Management	X
Master Limited Partnerships	X
Merger Transaction Risk

Total Return Fund
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X
Mortgage Dollar Rolls	X
Net Interest Margin (NIM) Securities
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
Private Activity Bonds (“PABs”)	X
Moral Obligation Bonds	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds
Yields	X
Variable Rate Demand Obligations (“VRDOs”)	X
Transactions in Financial Futures Contracts on Municipal Indexes	X
Call Rights	X
Municipal Interest Rate Swap Transactions	X
Insured Municipal Bonds	X
Build America Bonds	X
Tax-Exempt Municipal Investments	X
Participation Notes
Portfolio Turnover Rates	X
Preferred Stock	X
Tax-Exempt Preferred Shares
Trust Preferred Securities	X

Total Return Fund
Proxy Voting Policies
Open-End Active and Fixed Income Index Fund Proxy Voting Policy	X
BlackRock Active Investment Stewardship Climate and Decarbonization Stewardship Guidelines
Index Equity Fund Proxy Voting Policy
BlackRock Investment Stewardship Climate and Decarbonization Stewardship Guidelines
Real Estate Investment Trusts (“REITs”)	X
Recent Market Events	X
Reference Rate Replacement Risk	X
Repurchase Agreements and Purchase and Sale Contracts	X
Restricted Securities	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Rule 144A Securities	X
Securities Lending	X
Short Sales	X
Special Purpose Acquisition Companies	X
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes	X
Taxability Risk
Temporary Defensive Measures	X
U.S. Government Obligations	X
U.S. Treasury Obligations	X
U.S. Treasury Rolls
Utility Industries	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings	X
Zero Coupon Securities	X

Shareholders should retain this Supplement for future reference.

SAI TR 0525SUP

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